SHAREHOLDERS' EQUITY (Details 2)	3 Months Ended	12 Months Ended
	Apr. 04, 2012	Dec. 31, 2012
Dividend yield	0.00%	0.00%
Expected volatility	70.40%	79.61%
Risk-free interest	0.31%	0.16%
Expected life	1 year 8 months 12 days	1 year 29 days
Put Option [Member]
Dividend yield		0.00%
Put Option [Member] | Minimum [Member]
Expected volatility		67.00%
Risk-free interest		0.11%
Expected life		3 months
Put Option [Member] | Maximum [Member]
Expected volatility		83.00%
Risk-free interest		0.28%
Expected life		1 year 15 days